Voya Global Income and Growth Fund Expense Example - Voya Global Income and Growth Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,977
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	2,306
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,092
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,200